Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets and their subsequent impairment analysis, redeemable non-controlling interests, revenue recognition, tax assets and tax positions, legal contingencies, research and development capitalization, contingent consideration related to acquisitions and stock-based compensation costs. Actual results could differ from those estimates.

Financial statements in United States dollars

Financial statements in United States dollars

A substantial portion of the revenues and expenses of the Company and of certain subsidiaries is generated in U.S. dollars (“dollar”). The Company’s management believes that the dollar is the currency of the primary economic environment in which the Company and certain subsidiaries operate. Thus, the functional and reporting currency of the Company and certain subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate. Monetary accounts and transactions maintained in dollars are presented at their original amounts.

For those foreign subsidiaries whose functional currency is not the dollar, all balance sheet amounts have been translated using the exchange rates in effect at each balance sheet date. Statement of income amounts have been translated using the average exchange rate prevailing during each year. Such translation adjustments are reported as a component of accumulated other comprehensive income (loss) in equity.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent’s ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

Non-controlling interests of subsidiaries represent the non-controlling shareholders’ share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the non-controlling interest book value, in accordance with the requirements of ASC 810 “Consolidation” and ASC 480-10-S99-3A, “Distinguishing Liabilities from Equity”.

The following table provides a reconciliation of the redeemable non-controlling interests for the year ended December 31, 2017:

January 1, 2017	$25,998
Net income attributable to redeemable non-controlling interest	1,536
Redeemable non-controlling interests reclassification to non-controlling interests	(2,440)
Dividend in redeemable non-controlling interest	(1,726)
Foreign currency translation adjustments	2,471

December 31, 2017	$25,839

Out of the closing balance, an amount of $ 20,860 might be exercised during 2018.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

Cash and cash equivalents include amounts held primarily in NIS, dollar, Euro, Japanese Yen and British Pound.

Short-term deposits and restricted deposits

Short-term deposits and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits are used to secure certain of the Group’s ongoing projects and are classified under other receivables.

Marketable securities

Marketable securities

The Company accounts for all its investments in marketable securities in accordance with ASC No. 320, “Investments – Debt and Equity Securities”. The Company classifies all of its marketable securities as available for sale and held for trading. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in equity. Realized gains and losses on sale of investments are included in “financial income, net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in “financial income, net”.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in “net gain (impairment net of gains) on sale of marketable securities previously impaired” in the statements of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

Held for trading securities are measured at fair value through profit or loss.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3 - 5
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

Business combinations

Business combinations

The Company accounts for business combinations under ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, contingent consideration, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date, to be measured at their fair values as of that date. As required by ASC 820, “Fair Value Measurements and Disclosures” the Company applies assumptions, judgments and estimates that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. Acquisition related costs are expensed to the statements of income in the period incurred. The cumulative impact of measurement period adjustments, including the impact to prior periods, is recognized in the reporting period in which the adjustment is identified.

During the years ended December 31, 2015, 2016 and 2017 the Company recorded $3, $665 and $300, with respect to changes in the fair value of contingent consideration liability, respectively.

Research and development costs

Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”.

The Company and its subsidiaries establish technological feasibility upon completion of a detailed program design or working model.

ASC 985-20-35 requires that a product be amortized when the product is available for general release to customers. The Company considers a product to be available for general release to customers when the Company completes its internal validation of the product that is necessary to establish that the product meets its design specifications including functions, features, and technical performance requirements. Internal validation includes the completion of coding, documentation and testing that ensure bugs are reduced to a minimum. The internal validation of the product takes place a few weeks before the product is made available to the market. In certain instances, the Company enters into a short pre-release stage, during which the product is made available to a selected number of customers as a beta program for their own review and familiarization. Subsequently, the release is made generally available to customers from the Company’s download area. Once a product is considered available for general release to customers, the capitalization of costs ceases and amortization of such costs to “cost of sales” begins.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (approximately 5 years, due to their high rates of acceptance, the continued reliance on these products by existing customers, and the demand for such products from prospective customers, all of which validate the Company’s expectations) which provides greater amortization expense compared to the revenue-curve method.

The Company assesses the recoverability of these intangible assets on a regular basis by assessing the net realizable value of these intangible assets based on the estimated future gross revenues from each product reduced by the estimated future costs of completing and disposing of it, including the estimated costs of performing maintenance and customer support over its remaining economical useful life using internally generated projections of future revenues generated by the products, cost of completion of products and cost of delivery to customers over its remaining economical useful life. During the years ended December 31, 2015, 2016 and 2017, no such unrecoverable amounts were identified.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Long-Lived Assets	Long-Lived Assets The Company’s long-lived, non-current assets are comprised mainly of goodwill, identifiable intangible assets and property, plants and equipment.
Impairment of long-lived assets and intangible assets subject to amortization

Impairment of long-lived assets and intangible assets subject to amortization

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

As required by ASC 820, “Fair Value Measurements and Disclosures” the Company applies assumptions, judgments and estimates that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

Intangible assets with finite lives are amortized over their economic useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Acquired technology and non-compete were amortized on a straight line basis and customer relationships and backlog were amortized on an accelerated method basis over a period between 1 - 15 years based on the intangible assets identified.

During the years ended December 31, 2015, 2016 and 2017, no impairment indicators were identified.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, “Intangibles - Goodwill and Other”, goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. As of December 31, 2017, the Company operates in four reporting units within its operating segments.

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of contingent consideration and any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The provisions of ASC 350 require that the quantitative two-step impairment test will be performed on goodwill at the level of the reporting units. In the first step, or “Step one”, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or “Step two”, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step one, the Company uses discounted cash flows. If and when the Company is required to perform a Step two analysis, determining the fair value of its net assets and its off-balance sheet intangibles, then the Company would be required to make judgments that involve the use of significant estimates and assumptions.

The Company determines the fair value of each reporting unit by using the income approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit’s fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

The Company performed an annual impairment tests as of December 31, of each of 2015, 2016 and 2017 and did not identify any impairment losses (see Note 9).

Revenue recognition

Revenue recognition

The Company derives its revenues from licensing the rights to use software (proprietary and non-proprietary), provision of related professional services, maintenance and technical support as well as from other software and IT professional services (either fixed price or based on time and materials (T&M)). The Company sells its products and services primarily through its direct sales force and indirectly through distributors and value added resellers.

The Company accounts for its software sales in accordance with ASC 985-605, “Software Revenue Recognition”. Software license revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the vendor’s fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

As required by ASC 985-605, the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence (“VSOE”) of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

The Company generally does not grant a right of return to its customers. When a right of return exists, the Company defers revenue until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Revenue from professional services related to both software and the IT professional services businesses consists of billable hours for services provided and is recognized as the services are rendered.

Arrangements that include professional services bundled with licensed software and other software related elements, are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are considered essential to the software, revenues under the arrangement are recognized using contract accounting based on ASC 605-35, “Construction-Type and Production-Type Contracts”, on a percentage of completion method based on inputs measures. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss for the entire contract. During the years ended December 31, 2015, 2016 and 2017, no such estimated losses were identified.

When professional services are not considered essential to the functionality of other elements of the arrangement, revenue allocable to the services is recognized as the services are performed, using VSOE of fair value. In most cases, the Company has determined that the services are not considered essential to the functionality of other elements of the arrangement.

Deferred revenues include unearned amounts received under maintenance and support (mainly) and amounts received from customers for which revenues have not yet been recognized.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale and requires significant judgment.

Accrued severance pay and retirement plans

Accrued severance pay and retirement plans

The Company’s and its Israeli subsidiaries’ obligation for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of the Severance Pay Law, 1963) is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis (referred to as the “Shut Down Method”). Employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s obligation for all of its Israeli employees is fully provided for by monthly deposits with insurance policies and severance pay funds and by an accrual.

The Group has a number of savings plans in the United States that qualify under Section 401(k) of the Internal Revenue Code. U.S employees may contribute up to 100% of their pretax or post-tax salary, but not more than statutory limits. Matching contributions are discretionary and if made, are up to 3% of the participants annual contributions.  When contributions are granted, they are invested in proportion to each participant’s voluntary contributions in the investment options provided under the plan.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to the Israeli Severance Pay Law or labor agreements and are recorded as an asset in the Company’s consolidated balance sheet.

The Company and its Israeli subsidiaries’ agreements with most of their Israeli employees are in accordance with Section 14 of the Severance Pay Law -1963, mandating that upon termination of such employees’ employment; all the amounts accrued in their insurance policies shall be released to them instead of severance compensation. Upon release of deposited amounts to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments are payable by the Company or its subsidiaries to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company and its subsidiaries are legally released from their obligations to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2015, 2016 and 2017 amounted to approximately $ 1,626, $ 2,248 and $ 3,748, respectively.

Advertising expenses

Advertising expenses

Advertising expenses are charged to selling and marketing expenses, as incurred. Advertising expenses for the years ended December 31, 2015, 2016 and 2017 amounted to $ 377, $ 423 and $ 384, respectively.

Income taxes

Income taxes

The Company and its subsidiaries account for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the “asset and liability” method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as non-current.

The Company utilizes a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 “Income Taxes.” Under the first step the Company evaluates a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

Basic and diluted net earnings per share

Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC 260, “Earnings Per Share.”

A portion of the outstanding stock options have been excluded from the calculation of the diluted earnings per share because such securities are anti-dilutive. The total weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings per share was 66,646, 21,998 and 2,093 for the years ended December 31, 2015, 2016 and 2017, respectively.

Stock-based compensation

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company uses the Binomial option-pricing model (“the Binomial model”) to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of each option granted using the Binomial model, was estimated on the date of grant with the following assumptions: expected volatility was based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate was based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted was derived from the output of the option valuation model and represented the period of time that options granted were expected to be outstanding. Estimated forfeitures were based on actual historical pre-vesting forfeitures. Since dividend payments are applied to reduce the exercise price of the option, the effect of the dividend protection was reflected by using an expected dividend assumption of zero.

For awards with performance conditions, compensation cost is recognized over the requisite service period if it is ‘probable’ that the performance conditions will be satisfied.

No grants were made to employees and directors in 2016 and 2017.

During the years ended December 31, 2015, 2016 and 2017, the Company recognized stock-based compensation expense related to employee stock options in the amount of $ 234, $ 152 and $ 78, respectively, as follows:

	Year ended December 31,
	2015	2016	2017

Cost of revenue	$31	$15	$7
Research and development	48	17	8
Selling and marketing	137	71	-
General and administrative	18	49	63

Total stock-based compensation expense	$234	$152	$78

Concentrations of credit risk

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, restricted cash, marketable securities, trade receivables and foreign currency derivative contracts.

The Company’s cash and cash equivalents, short-term deposits and restricted cash are invested primarily in bank deposits with major banks worldwide, mainly in the United States and Israel, however, such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company believes that since these deposits may be redeemed upon demand and since such institutions are of high rating they bear low risk.

The Company’s marketable securities include investments in commercial and government bonds and foreign banks. The Company’s marketable securities are considered to be highly liquid and have a high credit standing (also refer to Note 4). In addition, management considered its portfolios in foreign banks to be well-diversified.

The Company’s trade receivables are derived from sales to customers located primarily in the United States, Israel, Europe and Japan. The Company performs ongoing credit evaluations of its customers and has not experienced any material from any one customer since 2013. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The expense related to doubtful accounts for the years ended December 31, 2015, 2016 and 2017 was $ 346, $ 437 and $ 1,164, respectively.

From time to time the Company enters into foreign exchange forward contracts and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to salary and related expenses. These derivative instruments are designed to offset the Company’s non-dollar currency exposure (see “Derivative instruments” below).

Fair value measurements

Fair value measurements

The Company accounts for certain assets and liabilities at fair value under ASC 820, “Fair Value Measurements and Disclosures”. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data;

Level 3 -	Unobservable inputs which are supported by little or no market activity;

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy. Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Comprehensive income (loss)

Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income.” This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivative instruments designated as hedges and unrealized gain and loss on available-for-sale marketable securities.

Derivative instruments

Derivative instruments

A material portion of the Company’s revenues, expenses and earnings is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk is also managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The derivative instruments hedge or offset exposures to Euro, Japanese Yen and NIS exchange rate fluctuations.

ASC 815, “Derivatives and Hedging,” requires companies to recognize all of their derivative instruments as either assets or liabilities in their balance sheet at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative’s gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by the Company are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

The Company occasionally has instituted a foreign currency cash flow hedging program in order to hedge against the risk of overall changes in future cash flows. This program mainly relates to hedging portions of the Group forecasted expenses denominated in NIS with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change.

For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

At December 31, 2016 and 2017, the Company did not have any cash flow hedges.

The following table present gains and losses of related hedged items:

	Statements	Gain recognized in the statements of income
	of	Year ended December 31,
	income item	2015	2016	2017

Derivatives not designated as hedging:
Foreign exchange forward contracts	“Financial income (expense), net”	69	4	(5)

Total derivatives		$69	$4	$(5)

Recently adopted accounting pronouncement

Recently adopted accounting pronouncement

Effective as of January 1, 2017, the Company adopted Accounting Standards Update 2016-09, “Compensation—Stock Compensation (Topic 718)” (“ASU 2016-09”). ASU 2016-09 permits entities to make an accounting policy election related to how forfeitures will impact the recognition of compensation cost for stock-based compensation: to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures as they occur. Upon adoption of ASU 2016-09, the Company elected to continue to estimate forfeitures expected to occur to determine the amount of compensation cost to be recognized in each period. Therefore, the adoption of this guidance did not have any impact on the Company’s financial statements.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09), an updated standard on revenue recognition and issued subsequent amendments to the initial guidance in March 2016, April 2016, May 2016 and December 2016 within ASU 2016-08, 2016-10, 2016-12 and 2016-20, respectively. The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods and services to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods and services. In addition, the new standard requires expanded disclosures.

The Company established an implementation team to analyze the potential impact the standard will have on its consolidated financial statements and related disclosures as well as its business processes, systems and controls. This includes reviewing revenue contracts across all revenue streams and evaluating potential differences that would result from applying the requirements under the standard. The Company adopted the new standard on January 1, 2018 using the Modified Retrospective Adoption Transition Method.

The Company has completed its evaluation of the Standard and does not expect a material change in its pattern of revenue recognition.

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is evaluating the potential impact of this pronouncement.

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2020, with early adoption permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial Statements

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU is effective for annual and interim periods beginning after December 15, 2017. The Company expects no material impact on its consolidated financial statements of cash flows.

In January 2017, the FASB issued ASU 2017-04 (ASU 2017-04): Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company does not expect this ASU to have a material effect on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The amendments in this update provide a more robust framework to use in determining when a set of assets and activities is a business. Because the current definition of a business is interpreted broadly and can be difficult to apply, stakeholders indicated that analyzing transactions is inefficient and costly and that the definition does not permit the use of reasonable judgment. The amendments provide more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable. The amendments in this update become effective for annual periods and interim periods within those annual periods beginning after December 15, 2017. The Company is currently evaluating the impact of adopting this new guidance on its consolidated financial statements, but it is not expected to have a material impact.